LEASED AUTOMOBILES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Schedule of Leased Automobiles Held for Sale

Leased automobiles held for sale are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Balance at beginning of year	-	150,000	24,077
Additions	168,311	116,402	18,683
Sales	(18,311)	(42,235)	(6,779)
Balance at end of year	150,000	224,167	35,981

Less: accumulated depreciation	(2,251)	(17,563)	(2,819)

Leased automobiles held for sale, net	147,749	206,604	33,162